Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2020
Registrant Name	MAINSTAY VP FUNDS TRUST
Entity Central Index Key	0000887340
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	May 01, 2019